Fees Summary	Feb. 13, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit 107 is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,000,000,000.
Narrative - Max Aggregate Offering Price	$ 1,000,000,000.00
Final Prospectus	true